Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 — RELATED PARTY TRANSACTIONS

The Group records transactions with various related parties. These related parties’ balances as of June 30, 2025 and 2024 and transactions for the years ended June 30, 2025, 2024 and 2023 are identified as follows:

(1) Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Mr. Shoucheng Lei	A shareholder of the Group
Ocean Master Worldwide Corporation	Controlled by Mr. Shoucheng Lei, Ms. Luan Chen and Mr. Jun Li, shareholders of the Group
Rui Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Limited	Related to Mr. Dong Zhang
Topsheen Shipping Singapore Pte. Ltd.	Related to Mr. Dong Zhang
Topsheen bulk Singapore Pte. Ltd.	Related to Mr. Dong Zhang
Xun Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Topsheen Shipping Group Limited	Controlled by Mr. Shoucheng Lei
Nanjing Top Confidence Marine Management Co., Ltd	Controlled by Mr. Shoucheng Lei
Name of Related Party	Relationship to the Group
Mei Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Tong Da Shipping Co. Limited	Controlled by Ocean Master Worldwide Corporation
Keen Best Shipping Co Limited	Controlled by Ocean Master Worldwide Corporation
Mr. Dong Zhang	Family member of Mr. Jun Li
Mr. Qing Xu	Family member of Ms. Luan Chen
Top Corporation Shipping Limited	Controlled by Ocean Master Worldwide Corporation

(2) Accounts receivable-related parties

	As of June 30, 2025	As of June 30, 2024
Topsheen Shipping Singapore Pte. Ltd.(1)	$616,279	$50,125
Tong Da Shipping Co. Limited(2)	143,277	—
Mei Da Shipping Co. Limited(2)	159,638	—
Keen Best Shipping Co Limited(2)	99,121	86,817
Total	$1,018,315	$136,942

____________

(1)      The balance mainly represented consideration for time charter accounts receivable from Topsheen Shipping Singapore Pte. Ltd.

(2)      The balance represents the accrued management fees from related parties for vessel management services.

(3) Advance from customers-related party

	As of June 30, 2025	As of June 30, 2024
Topsheen Shipping Singapore Pte. Ltd.(1)	$433,125	$213,209

____________

(1)      The balance represents the advance charter hire payments from Topsheen Shipping Singapore Pte. Ltd.

(4) Due from related parties

As of June 30, 2025 and 2024, the balances due from related parties were as follows:

	As of June 30, 2025	As of June 30, 2024
Ocean Master Worldwide Corporation	$—	$71,662
Topsheen Shipping Singapore Pte. Ltd(1)	331,948	331,656
Total	$331,948	$403,318

____________

(1)      The balance represents the outstanding bunker receivable from Topsheen Shipping Singapore Pte. Ltd for time charter service provided by the Group.

(5) Due to related parties

As of June 30, 2025 and 2024, the balances due to related parties were as follows:

	As of June 30, 2025	As of June 30, 2024
Topsheen Shipping Group Limited(1)	36,584	45,504
Nanjing Top Confidence Marine Management Co., Ltd(1)	14,381	17,683
Due to shareholder and affiliate(2)	24,490,720	24,776,946
Ocean Master Worldwide Corporation	11,546	11,546
Total	$24,553,231	$24,851,679

____________

(1)      The balances mainly represented the expenses paid on behalf of the Group.

(2)      The balances mainly represented non-interest-bearing loans from Mr. Shoucheng Lei and due on demand.

(6) Services provided to related parties

	For the year ended June 30, 2025	For the year ended June 30, 2024	For the year ended June 30, 2023
Topsheen Shipping Singapore Pte. Ltd. (Time charter revenue)	$18,682,031	$12,281,701	$13,999,534
Mei Da Shipping Co. Limited (Vessel management services revenue)	1,481,220	1,565,711	2,052,046
Tong Da Shipping Co. Limited (Vessel management services revenue)	1,457,911	1,492,521	1,752,601
Rui Da Shipping Co. Limited (Vessel management services revenue)	—	—	420,737
Xun Da Shipping Co. Limited (Vessel management services revenue)	—	—	619,504
Topsheen Bulk Singapore Pte Ltd (Time charter revenue)	624,337	—	—
Keen Best Shipping Co Limited (Vessel management services revenue)	1,128,998	974,963	—
Total	$23,374,497	$16,314,896	$18,844,422

For the years ended June 30, 2025, 2024 and 2023, the Group provided time charter service and vessel management services to the related parties. These numbers have been included in the revenue of the combined and consolidated statements of income.

(7) Financing lease from a related party

For the years ended June 30, 2025, 2024 and 2023, the Group has financing leases from a related party. (see Note 8)

(8) Short-term office lease expense from a related party

	For the year ended June 30, 2025	For the year ended June 30, 2024	For the year ended June 30, 2023
Mr. Jun Li’s affiliate	$27,684	$27,443	$28,571

These numbers have been included in the General and administrative expenses of the combined and consolidated statements of income.

(9) General and administrative expenses shared with a related party

	For the year ended June 30, 2025	For the year ended June 30, 2024	For the year ended June 30, 2023
Topsheen Shipping Group Co., Ltd	$92,581	$108,353	$75,592

(10) Guarantee by a related party

As of June 30, 2025 and 2024, long-term loan totaling $2,908,945 and $4,505,274, respectively, was guaranteed by Topsheen Shipping Singapore Pte. Ltd., shareholders and affiliates. (see Note 9).

(11) Advances with related party

During the year, the Group entered into intercompany advances with related parties to meet short-term funding needs. Substantially all of the balances were settled before year-end, and the remaining balance as of June 30, 2025 was immaterial. The related cash flows were included in operating activities.